JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1],[2]
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 38,779,711	$ 34,264,631	[1]
Current Assets	23,163,316	10,588,796	[1]
Total assets	61,943,027	44,853,427	[1]
Non Current Liabilities	23,851,361	12,676,146	[1]
Current Liabilities	7,146,361	6,897,692	[1]
Total liabilities	30,997,722	19,573,838	[1]
Consolidated Statements of comprehensive income [Abstract]
Gross profit	17,874,360	8,017,584	[1]	$ 4,620,086
Operating profit / (loss)	14,257,059	6,204,819	[1]	2,912,817
Comprehensive income	$ 11,415,836	5,751,193	[1]	$ 1,106,295
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0	0
Current Assets	195,439	99,816
Total assets	195,439	99,816
Non Current Liabilities	0	0
Current Liabilities	169,843	99,726
Total liabilities	169,843	99,726
Consolidated Statements of comprehensive income [Abstract]
Gross profit	33,876	797
Operating profit / (loss)	24,388	(25)
Net Financial results	1,047	226
Comprehensive income	$ 25,435	$ 201

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.